Other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2018
Other comprehensive income/(loss)
Schedule of changes in the composition of accumulated other comprehensive income/(loss) attributable to ordinary shareholders

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2015	540,121	14,705	554,826
Other comprehensive income	943,616	44,951	988,567
Balances as of December 31, 2016	1,483,737	59,656	1,543,393
Other comprehensive income/(loss)	(822,052)	1,120,740	298,688
Balances as of December 31, 2017	661,685	1,180,396	1,842,081
Cumulative effect of changes in accounting principles related to financial instruments	—	(1,156,642)	(1,156,642)
Other comprehensive income/(loss)	2,696,784	(23,127)	2,673,657
Balances as of December 31, 2018	3,358,469	627	3,359,096